Sale of Assets (Details) $ in Millions	1 Months Ended		3 Months Ended	9 Months Ended
	Jul. 31, 2020 USD ($)	May 31, 2020 USD ($)	Sep. 30, 2020 USD ($) vessel	Sep. 30, 2020 USD ($) vessel	Dec. 31, 2019 vessel
Property, Plant and Equipment [Line Items]
Operating Lease, Impairment Loss			$ 1.4	$ 2.1
Ship To Ship Transfer Business [Member] | Ship To Ship Transfer Business [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on sale of ship-to-ship transfer business				3.1
Sale of ship-to-ship transfer business	$ 12.7	$ 14.3		27.1
Adjustment for final amounts of cash and other working capital on closing date				$ 1.1
Suezmax Tankers [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels | vessel			3	3
Number of Vessels Held for Sale | vessel					2
Gain (Loss) on Disposition of Assets				$ 2.6